Subsequent Events: (Tables)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events (Table)

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Amortizing Notional amount
Piraeus Bank	6 July 2020	6 July 2020	6 July 2025	0.39%	from $50.35 mil to $26.45 mil
ING	8 July 2020	6 July 2020	6 July 2026	0.37%	from $70.00 mil to $2.92 mil
Alpha Bank	3 August 2020	6 July 2020	7 July 2025	0.32%	from $35.00 mil to $16.00 mil